Accounts and Other Receivables	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Accounts and Other Receivables [Line Items]
Accounts and Other Receivables

(7)    Accounts and Other Receivables

	March 31, 2022	December 31, 2021
Trade and other receivable gross	$1,134,738,254	$1,400,958,916
Allowance for expected credit loss	(49,094)	(42,065)
	1,134,689,160	1,400,916,851
Directors current account	—	289
	$1,134,689,160	$1,400,917,140

Accounts Receivable — This amount consists almost exclusively of trade receivables relating to our 3-year smartphone leasing contract which our customers entered during 2021. The release and delivery of new phones in accordance with the new phone contracts took place in May 2021 and August 2021, respectively. The balances reflect the remaining balance outstanding as at March 31, 2022 and December 31, 2021. The previous lease contracts expired in May 2020. The delay in renewal of new contracts was due to impact of Covid 19 and delays in recommencement of our supply chains as a consequence. The new phone leasing contracts will expire in April 2024 and July 2024 respectively. The company had approximately 9.3 million subscribers for this service as of March 31, 2022 and December 31, 2021. The Company has successfully renewed its previous contract that expired in May 2020 without any attrition in the number of subscribers. We view this as significant, given the gap of a year due to the Covid-19 pandemic that affected our supply chain in 2020 and the early part of 2021. We believe it is a clear demonstration of our ability to maintain subscriber loyalty and reflection of affordability at the price point we offer our subscribers over the three-year leasing period. Management reviews accounts receivable periodically to determine if any receivables will potentially be uncollectible. Management’s evaluation includes several factors including the aging of the accounts receivable balances, a review of significant past due accounts, economic conditions, and our historical write-off experience, net of recoveries. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. We recognized bad debt expense of $47,398 during the quarter ended March 31, 2022 and $99,247 relating to our receivables in 2021. The allowance for credit loss for the quarter ended March 31, 2022 was $49,094 and was $42,065 for the year ended December 31, 2021.

We offer our customers the option to purchase certain wireless devices in installments over a specified period of time and, in many cases, once certain conditions are met, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. As of December 31, 2021, all receivables on this arrangement have been collected and the balance has been written off, and no new receivables have been incurred during the quarter ended March 31, 2022.

We have a strong history of mobile leasing to our subscriber base in partnership with our farmers’ cooperatives. Unlike a typical mobile leasing business, we analyze credit risk on these cooperatives and not directly with our 9.3m subscribers. We have history of leasing to the same number of subscribers since 2017, and have a strong collection record where the cooperatives settle the monthly leasing receivables in bulk. The cooperatives manage the interaction and collection from their members and, therefore, we do not undertake direct credit risk with our subscribers. This ‘business to business’ credit model has assured minimal bad debts and late payments, as well as reduced administrative effort needed to collect monthly receivables due over the 36-month contract.

Prepayments — This represents the total cost of sales for the mobile devices purchased that are contracted out on three year leasing agreements. The company policy is to amortize the cost to profit and loss on a monthly basis to match the recognition of the monthly leasing revenue that the Company will recognize over the three-year contract term. The aging of the prepayments balance is as follows:

	March 31, 2022	December 31, 2021
Due within one year	$403,801,148	$409,434,667
Over one year:
One to two years	403,801,148	409,434,667
Over two years	69,878,335	166,029,336
Total Prepayments	$877,480,631	$984,898,669

Prepayments – current portion	$403,801,148	409,434,667
Prepayments – non-current portion	473,679,483	575,464,002
Total Prepayments	$877,480,631	$984,898,669

(7)    Accounts and Other Receivables

	September 30, 2021	December 31, 2020
Trade receivable gross	$1,414,465,264	$242,072,989
Allowance for expected credit loss	(28,705)	(119,207)
	1,414,436,560	241,953,782
Directors current account	72	—
	$1,414,436,631	$241,953,782

Accounts Receivable — The total value of our three-year mobile leasing contracts with our subscribers is recognized under accounts receivable at the outset. The balance is due and payable and is credited as receipts are received from our customers pursuant to these contracts. Management reviews accounts receivable periodically to determine if any receivables will potentially be uncollectible. Management’s evaluation includes several factors including the aging of the accounts receivable balances, a review of significant past due accounts, economic conditions, and our historical write-off experience, net of recoveries. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. During the quarter ended September 30, 2021, a general allowance of 3 percent was made on all account receivables to cushion the possible effect of Covid 19 on our customers. We recognized bad debt expense of $6,525 relating to our receivables in the third quarter of 2021.

We offer our customers the option to purchase certain wireless devices in installments over a specified period of time and, in many cases, once certain conditions are met, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. As of September 30, 2021, all receivables on this arrangement have been collected and balance written off.

Prepayments — This represents the total cost of sales for the mobile devices purchased that are contracted out on three year leasing agreements with our subscribers. Our policy is to amortize the cost to profit and loss on a monthly basis to match the recognition of the monthly leasing revenue that the company will recognize over the three year contract term. The aging of the prepayments balance is as follows :

	September 30, 2021	December 31, 2020
Due within one year	$409,434,667	$—
Over one year:
One to two years	409,434,667	—
Over two years	275,570,555	—
Total Prepayments	1,094,439,888	—

Prepayments – current portion	409,434,667	—
Prepayments – non-current portion	685,005,221	—
Total Prepayments	$1,094,439,888	$—

(7)    Accounts and Other Receivables

	December 31, 2021	December 31, 2020
Trade and other receivable gross	$1,400,958,916	$—
Allowance for expected credit loss	(42,065)	—
	1,400,916,851	—
Directors current account	—	241,953,782
Total Accounts and Other Receivables	$1,400,917,140	$241,953,782

Accounts Receivable — This amount consists almost exclusively of trade receivables relating to the 3-year smartphone leasing contract that our customers entered during 2021. The release and delivery of new phones in accordance with the new phone contracts took place in May 2021 and September 2021, respectively. The balances reflect the remaining balance outstanding as at December 31, 2021. The previous lease contracts expired in May 2020. The delay in renewal of new contracts was due to impact of Covid 19 and delays in recommencement of our supply chains as a consequence. The new phone leasing contracts will expire in April 2024 and August 2024 respectively. The Company had approximately 9.3 million subscribers for this service as of December 31, 2021. The Company has successfully renewed its previous contract that expired in May 2020 without any attrition in the number of subscribers. We view this as significant, given the gap of a year due to the Covid-19 pandemic that affected our supply chain in 2020 and the early part of 2021. We believe it is a clear demonstration of our ability to maintain subscriber loyalty and reflection of affordability at the price point we offer our subscribers over the three-year leasing period. Management reviews accounts receivable periodically to determine if any receivables will potentially be uncollectible. Management’s evaluation includes several factors including the aging of the accounts receivable balances, a review of significant past due accounts, economic conditions, and our historical write-off experience, net of recoveries. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. We recognized bad debt expense of $99,247 and $8,698,024 relating to our receivables in 2021 and 2020, respectively. The allowance for credit loss for the year ended December 31, 2021 and 2020 was $42,065 and zero, respectively.

We offer our customers the option to purchase certain wireless devices in installments over a specified period of time and, in many cases, once certain conditions are met, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. As of December 31, 2021, all receivables on this arrangement have been collected and the balance has been written off.

We have a strong history of mobile leasing to our subscriber base in partnership with our farmers’ cooperatives. Unlike a typical mobile leasing business, we analyze credit risk on these cooperatives and not directly with our 9.3m subscribers. We have history of leasing to the same number of subscribers since 2017, and have a strong collection record where the cooperatives settle the monthly leasing receivables in bulk. The cooperatives manage the interaction and collection from their members and, therefore, we do not undertake direct credit risk with our subscribers. This ‘business to business’ credit model has assured minimal bad debts and late payments, as well as reduced administrative effort needed to collect monthly receivables due over the 36-month contract.

Prepayments — This represents the total cost of sales for the mobile devices purchased that are contracted out on three year leasing agreements. The company policy is to amortize the cost to profit and loss on a monthly basis to match the recognition of the monthly leasing revenue that the Company will recognize over the three-year contract term. The aging of the prepayments balance is as follows:

	December 31, 2021	December 31, 2020
Due within one year	$409,434,667	$—
Over one year:
One to two years	409,434,667	—
Over two years	166,029,336	—
Total Prepayments	$984,898,669	$—

Prepayments – current portion	$409,434,667	—
Prepayments – non-current portion	575,464,002	—
Total Prepayments	$984,898,669	$—